FINANCIAL INSTRUMENTS - Narrative (Details) $ in Thousands	6 Months Ended
	Jun. 30, 2021 USD ($) derivative_instrument	Jun. 30, 2020 USD ($)	Dec. 31, 2020 USD ($)
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Number of interest rate derivatives entered into | derivative_instrument	18
Notional principal	$ 722,084		$ 759,100
Derivative instruments payable	(13,000)		(23,400)
Derivative asset	3,100		$ 100
Gain (loss) on interest swap	10,200	$ (28,600)
Unrealized gain (loss) on interest swap	$ 13,500	$ (28,000)